Consolidated Statements of Financial Position - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 355	$ 763
Accounts receivable (note 3)	301	268
Income taxes recoverable	87
Inventories (note 4)	63	60
Other current assets (note 5)	331	277
Current portion of contract assets (note 22)	97	132
Total Current assets	1,234	1,500
Investments and other assets (notes 6 and 30)	70	42
Property, plant and equipment (note 7 and 14)	6,019	6,142
Other long-term assets (note 8)	163	163
Deferred income tax assets (note 25)	2	1
Intangibles (note 9)	7,996	7,997
Goodwill (note 9)	280	280
Contract assets (note 22)	28	40
Total assets	15,792	16,165
Current
Short-term borrowings (note 10)	200	200
Accounts payable and accrued liabilities (note 11)	988	999
Provisions (note 12)	46	101
Income taxes payable		57
Current portion of contract liabilities (note 22)	213	211
Current portion of long-term debt (notes 13 and 30)	1	1
Current portion of lease liabilities (note 14)	110	113
Current portion of derivatives	2	6
Total Current liabilities	1,560	1,688
Long-term debt (notes 13 and 30)	4,549	4,547
Lease liabilities (note 14)	1,135	1,157
Other long-term liabilities (notes 15 and 28)	26	72
Provisions (note 12)	77	80
Deferred credits (note 16)	389	406
Contract liabilities (note 22)	15	14
Deferred income tax liabilities (note 25)	1,998	1,968
Total liabilities	9,749	9,932
Commitments and contingencies (notes 12, 27 and 28)
Shareholders' equity
Common and preferred shareholders	6,043	6,233
Total equity and liabilities	$ 15,792	$ 16,165